First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.2%
510	General Dynamics Corp.	$180,663
311	Lockheed Martin Corp.	158,442
695	RTX Corp.	131,862
		470,967
	Air Freight & Logistics — 2.1%
2,899	United Parcel Service, Inc., Class B	311,642
	Beverages — 0.7%
798	PepsiCo, Inc.	108,049
	Biotechnology — 2.3%
825	AbbVie, Inc.	207,603
1,120	Gilead Sciences, Inc.	141,501
		349,104
	Capital Markets — 5.7%
1,177	Ameriprise Financial, Inc.	539,961
1,278	Blackstone, Inc.	150,382
759	CME Group, Inc.	167,610
		857,953
	Chemicals — 0.8%
221	Linde PLC	114,686
	Consumer Staples Distribution & Retail — 2.8%
38	Costco Wholesale Corp.	35,548
6,815	Kroger (The) Co.	378,437
		413,985
	Diversified Telecommunication Services — 4.2%
25,619	Comcast Corp., Class A	628,946
	Electrical Equipment — 1.0%
366	Eaton Corp. PLC	155,960
	Energy Equipment & Services — 2.4%
7,562	SLB Ltd.	351,557
	Financial Services — 11.1%
11,580	Fiserv, Inc. (a)	567,999
354	Mastercard, Inc., Class A	181,814
15,395	PayPal Holdings, Inc.	664,756
708	Visa, Inc., Class A	242,908
		1,657,477
	Ground Transportation — 1.6%
894	Union Pacific Corp.	243,168
	Health Care Equipment & Supplies — 2.5%
1,770	Abbott Laboratories	160,610
2,747	Medtronic PLC	214,898
		375,508
Shares	Description	Value

	Health Care Providers & Services — 3.5%
823	HCA Healthcare, Inc.	$320,880
274	McKesson Corp.	207,034
		527,914
	Hotels, Restaurants & Leisure — 3.6%
2,170	Booking Holdings, Inc.	386,781
578	McDonald’s Corp.	156,239
		543,020
	Household Durables — 4.4%
4,078	D.R. Horton, Inc.	664,225
	Household Products — 3.6%
3,240	Colgate-Palmolive Co.	297,043
1,646	Procter & Gamble (The) Co.	241,370
		538,413
	Insurance — 10.5%
3,547	Aflac, Inc.	415,886
1,538	Allstate (The) Corp.	365,952
9,361	MetLife, Inc.	792,034
		1,573,872
	Machinery — 0.7%
97	Caterpillar, Inc.	103,295
	Media — 7.3%
2,982	Charter Communications, Inc., Class A (a)	424,070
12,858	Fox Corp., Class A	670,673
		1,094,743
	Oil, Gas & Consumable Fuels — 7.6%
1,076	Cheniere Energy, Inc.	257,175
2,753	ConocoPhillips	286,202
1,494	Phillips 66	252,560
1,311	Valero Energy Corp.	341,437
		1,137,374
	Pharmaceuticals — 0.3%
159	Johnson & Johnson	40,381
	Professional Services — 2.5%
1,644	Automatic Data Processing, Inc.	368,174
	Semiconductors & Semiconductor Equipment — 7.9%
348	Analog Devices, Inc.	138,215
259	Applied Materials, Inc.	187,257
550	Lam Research Corp.	238,332
3,322	QUALCOMM, Inc.	613,872
		1,177,676

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 3.5%
2,112	Adobe, Inc. (a)	$433,002
222	Microsoft Corp.	82,811
		515,813
	Technology Hardware, Storage & Peripherals — 1.2%
628	Apple, Inc.	181,718
	Tobacco — 2.9%
6,077	Altria Group, Inc.	437,240
	Total Common Stocks	14,942,860
	(Cost $15,899,511)
MONEY MARKET FUNDS — 0.0%
8,949	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	8,949
	(Cost $8,949)

	Total Investments — 99.9%	14,951,809
	(Cost $15,908,460)
	Net Other Assets and Liabilities — 0.1%	8,136
	Net Assets — 100.0%	$14,959,945

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$14,942,860	$14,942,860	$—	$—
Money Market Funds	8,949	8,949	—	—
Total Investments	$14,951,809	$14,951,809	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Health Care Equipment & Supplies — 76.5%
392	Abbott Laboratories	$35,570
504	Alcon AG (CHF)	34,058
227	Align Technology, Inc. (b)	38,286
2,294	Baxter International, Inc.	48,908
255	Becton Dickinson & Co.	38,589
372	BioMerieux (EUR)	29,201
637	Boston Scientific Corp. (b)	27,187
1,293	Carl Zeiss Meditec AG (EUR)	39,328
323	Cochlear Ltd. (AUD)	27,227
585	Coloplast A/S, Class B (DKK)	33,294
552	Cooper (The) Cos., Inc. (b)	39,584
1,264	Demant A/S (DKK) (b)	51,823
614	Dexcom, Inc. (b)	41,353
505	Edwards Lifesciences Corp. (b)	45,682
1,744	Fisher & Paykel Healthcare Corp., Ltd. (NZD)	38,640
538	GE HealthCare Technologies, Inc.	34,437
435	Globus Medical, Inc., Class A (b)	34,369
194	Hoya Corp. (JPY)	30,962
200	Insulet Corp. (b)	30,450
87	Intuitive Surgical, Inc. (b)	34,598
1,382	Koninklijke Philips N.V. (EUR)	37,519
343	LeMaitre Vascular, Inc.	32,914
627	LivaNova PLC (b)	51,558
451	Medtronic PLC	35,282
576	Merit Medical Systems, Inc. (b)	39,940
4,040	Olympus Corp. (JPY)	42,215
119	Penumbra, Inc. (b)	37,574
172	ResMed, Inc.	33,519
11,000	Shanghai MicroPort MedBot Group Co., Ltd., Class H (HKD) (b)	32,175
888	Siemens Healthineers AG (EUR) (c) (d)	34,700
2,344	Smith & Nephew PLC (GBP)	33,906
170	Sonova Holding AG (CHF)	40,417
177	STERIS PLC	37,271
368	Straumann Holding AG (CHF)	48,459
116	Stryker Corp.	36,522
4,534	Sysmex Corp. (JPY)	41,005
332	Teleflex, Inc.	42,084
2,960	Terumo Corp. (JPY)	40,669
422	Zimmer Biomet Holdings, Inc.	36,330
		1,467,605
	Life Sciences Tools & Services — 23.0%
342	Agilent Technologies, Inc.	45,428
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
141	Bio-Rad Laboratories, Inc., Class A (b)	$41,399
207	Danaher Corp.	39,429
30	Mettler-Toledo International, Inc. (b)	38,325
438	Revvity, Inc.	48,732
197	Sartorius Stedim Biotech (EUR)	40,877
79	Thermo Fisher Scientific, Inc.	39,607
123	Waters Corp. (b)	46,130
153	West Pharmaceutical Services, Inc.	54,927
2,385	WuXi AppTec Co., Ltd., Class H (HKD) (c) (d)	46,740
		441,594
	Total Common Stocks	1,909,199
	(Cost $2,292,912)
RIGHTS — 0.0%
	Capital Markets — 0.0%
612	TPG, Inc., expiring September 25, 2027 (b) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS — 0.5%
8,830	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (h)	8,830
	(Cost $8,830)

	Total Investments — 100.0%	1,918,029
	(Cost $2,301,742)
	Net Other Assets and Liabilities — 0.0%	460
	Net Assets — 100.0%	$1,918,489

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NZD	– New Zealand Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	55.8%
Japan	8.1
Switzerland	6.4
United Kingdom	4.5
Denmark	4.4
China	4.1
Germany	3.9
Ireland	3.8
France	3.6
New Zealand	2.0
Netherlands	2.0
Australia	1.4
Total Investments	100.0
Net Other Assets and Liabilities	0.0††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	62.3%
EUR	9.5
JPY	8.1
CHF	6.4
DKK	4.4
HKD	4.1
NZD	2.0
GBP	1.8
AUD	1.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,909,199	$1,909,199	$—	$—
Rights*	— **	—	—	— **
Money Market Funds	8,830	8,830	—	—
Total Investments	$1,918,029	$1,918,029	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobiles — 3.9%
734	Tesla, Inc. (a)	$308,720
	Biotechnology — 6.3%
704	Amgen, Inc.	254,932
131	Regeneron Pharmaceuticals, Inc.	81,684
331	Vertex Pharmaceuticals, Inc. (a)	164,418
		501,034
	Broadline Retail — 7.8%
2,615	Amazon.com, Inc. (a)	623,259
	Building Products — 1.8%
290	Trane Technologies PLC	142,436
	Chemicals — 1.0%
890	Corteva, Inc.	75,374
	Communications Equipment — 2.0%
226	Arista Networks, Inc. (a)	38,393
30	Ciena Corp. (a)	14,717
776	Cisco Systems, Inc.	91,149
36	Motorola Solutions, Inc.	14,950
		159,209
	Electrical Equipment — 2.7%
506	Eaton Corp. PLC	215,617
	Electronic Equipment, Instruments & Components — 4.1%
1,594	Amphenol Corp., Class A	281,054
171	Corning, Inc.	43,679
		324,733
	Entertainment — 0.8%
326	Electronic Arts, Inc.	66,843
	Health Care Equipment & Supplies — 3.3%
1,936	Boston Scientific Corp. (a)	82,628
460	Intuitive Surgical, Inc. (a)	182,933
		265,561
	Hotels, Restaurants & Leisure — 3.4%
1,051	Booking Holdings, Inc.	187,330
464	DoorDash, Inc., Class A (a)	85,622
		272,952
	Household Products — 1.2%
1,051	Colgate-Palmolive Co.	96,356
	Insurance — 1.1%
271	Aon PLC, Class A	89,888
	Interactive Media & Services — 11.8%
1,894	Alphabet, Inc., Class A	676,859
476	Meta Platforms, Inc., Class A	268,126
		944,985
Shares	Description	Value

	IT Services — 0.9%
64	Cloudflare, Inc., Class A (a)	$15,698
204	International Business Machines Corp.	57,367
		73,065
	Machinery — 3.9%
329	Deere & Co.	208,695
364	Illinois Tool Works, Inc.	98,451
		307,146
	Pharmaceuticals — 4.4%
296	Eli Lilly & Co.	355,031
	Semiconductors & Semiconductor Equipment — 20.6%
351	Advanced Micro Devices, Inc. (a)	203,899
171	Applied Materials, Inc.	123,633
880	Broadcom, Inc.	332,420
284	KLA Corp.	85,686
271	Lam Research Corp.	117,432
184	Marvell Technology, Inc.	54,812
3,125	NVIDIA Corp.	625,281
231	QUALCOMM, Inc.	42,687
196	Texas Instruments, Inc.	58,422
		1,644,272
	Software — 10.8%
89	Adobe, Inc. (a)	18,247
46	Autodesk, Inc. (a)	8,943
59	Cadence Design Systems, Inc. (a)	22,144
54	CrowdStrike Holdings, Inc., Class A (a)	41,210
60	Intuit, Inc.	15,660
1,471	Microsoft Corp.	548,712
371	Oracle Corp.	54,370
479	Palantir Technologies, Inc., Class A (a)	55,885
175	Palo Alto Networks, Inc. (a)	59,678
225	ServiceNow, Inc. (a)	22,338
41	Synopsys, Inc. (a)	18,289
		865,476

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 8.1%
2,146	Apple, Inc.	$620,967
66	Dell Technologies, Inc., Class C	28,476
		649,443

	Total Investments — 99.9%	7,981,400
	(Cost $7,747,050)
	Net Other Assets and Liabilities — 0.1%	10,497
	Net Assets — 100.0%	$7,991,897

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,981,400	$7,981,400	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.2%
1,970	Honeywell Aerospace, Inc. (a)	$435,528
2,472	Howmet Aerospace, Inc.	664,622
1,158	L3Harris Technologies, Inc.	336,503
1,437	Lockheed Martin Corp.	732,094
347	TransDigm Group, Inc.	462,218
		2,630,965
	Automobiles — 3.7%
94,971	Ford Motor Co.	1,320,097
21,972	General Motors Co.	1,693,602
		3,013,699
	Banks — 3.6%
9,061	JPMorgan Chase & Co.	2,965,937
	Beverages — 1.9%
11,693	PepsiCo, Inc.	1,583,232
	Biotechnology — 2.0%
5,890	AbbVie, Inc.	1,482,160
488	Biogen, Inc. (a)	105,437
706	Insmed, Inc. (a)	75,274
		1,662,871
	Capital Markets — 2.6%
478	Blackrock, Inc.	459,625
5,699	Charles Schwab (The) Corp.	525,847
758	Coinbase Global, Inc., Class A (a)	110,812
515	Moody’s Corp.	233,254
248	MSCI, Inc.	138,890
2,656	Robinhood Markets, Inc., Class A (a)	266,344
1,035	S&P Global, Inc.	421,514
		2,156,286
	Chemicals — 1.1%
1,429	Air Products and Chemicals, Inc.	418,954
4,467	Corteva, Inc.	378,310
4,626	Dow, Inc.	126,568
		923,832
	Communications Equipment — 1.5%
2,545	Ciena Corp. (a)	1,248,475
	Construction & Engineering — 0.8%
919	Quanta Services, Inc.	661,717
	Consumer Staples Distribution & Retail — 0.3%
4,952	Kroger (The) Co.	274,985
	Electric Utilities — 0.5%
3,113	FirstEnergy Corp.	147,992
Shares	Description	Value

	Electric Utilities (Continued)
1,082	NRG Energy, Inc.	$158,037
4,024	PPL Corp.	146,272
		452,301
	Electrical Equipment — 2.5%
1,357	Bloom Energy Corp., Class A (a)	410,764
3,483	Emerson Electric Co.	498,591
696	Rockwell Automation, Inc.	344,576
2,334	Vertiv Holdings Co., Class A	781,470
		2,035,401
	Electronic Equipment, Instruments & Components — 1.3%
1,867	Jabil, Inc.	719,691
1,821	TE Connectivity PLC	367,132
		1,086,823
	Energy Equipment & Services — 1.2%
7,702	Halliburton Co.	261,483
15,222	SLB Ltd.	707,671
		969,154
	Entertainment — 0.9%
3,016	Take-Two Interactive Software, Inc. (a)	753,940
	Financial Services — 4.5%
1,400	Apollo Global Management, Inc.	165,634
1,847	Block, Inc. (a)	140,372
2,788	Mastercard, Inc., Class A	1,431,917
5,735	Visa, Inc., Class A	1,967,621
		3,705,544
	Health Care Equipment & Supplies — 0.8%
951	Becton Dickinson & Co.	143,915
1,931	Edwards Lifesciences Corp. (a)	174,678
1,164	Stryker Corp.	366,474
		685,067
	Health Care Providers & Services — 0.5%
4,174	CVS Health Corp.	431,800
	Hotels, Restaurants & Leisure — 7.7%
13,551	Booking Holdings, Inc.	2,415,330
27,689	Starbucks Corp.	2,829,539
6,749	Yum! Brands, Inc.	1,078,895
		6,323,764
	Household Products — 0.8%
6,881	Colgate-Palmolive Co.	630,850
	Independent Power and Renewable Electricity Producers — 0.4%
1,910	Vistra Corp.	302,983

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates — 1.2%
3,296	3M Co.	$533,655
1,970	Honeywell International, Inc. (b)	441,083
		974,738
	Insurance — 1.0%
1,838	American International Group, Inc.	136,986
712	Aon PLC, Class A	236,163
872	Arthur J. Gallagher & Co.	200,185
1,674	Marsh & McLennan Cos., Inc.	279,006
		852,340
	Interactive Media & Services — 3.9%
5,666	Meta Platforms, Inc., Class A	3,191,601
	IT Services — 8.5%
11,256	Accenture PLC, Class A	1,400,697
8,806	Cognizant Technology Solutions Corp., Class A	341,056
13,372	International Business Machines Corp.	3,760,340
5,830	Snowflake, Inc. (a)	1,483,735
		6,985,828
	Machinery — 0.7%
2,448	Ingersoll Rand, Inc.	200,711
2,418	Otis Worldwide Corp.	173,129
1,503	Xylem, Inc.	177,670
		551,510
	Metals & Mining — 0.8%
7,163	Newmont Corp.	669,024
	Multi-Utilities — 1.3%
3,695	CenterPoint Energy, Inc.	162,728
2,049	Consolidated Edison, Inc.	226,681
4,851	Dominion Energy, Inc.	331,274
3,711	Sempra	344,047
		1,064,730
	Oil, Gas & Consumable Fuels — 2.2%
1,886	Diamondback Energy, Inc.	331,521
5,519	EOG Resources, Inc.	715,980
3,094	Valero Energy Corp.	805,801
		1,853,302
	Pharmaceuticals — 6.4%
6,782	Bristol-Myers Squibb Co.	390,779
2,842	Eli Lilly & Co.	3,408,780
8,273	Merck & Co., Inc.	1,063,081
18,956	Pfizer, Inc.	456,460
		5,319,100
Shares	Description	Value

	Professional Services — 0.3%
2,000	Paychex, Inc.	$196,660
476	Verisk Analytics, Inc.	85,456
		282,116
	Real Estate Management & Development — 0.2%
1,491	CBRE Group, Inc., Class A (a)	200,823
	Retail REITs — 0.3%
4,641	Realty Income Corp.	287,556
	Semiconductors & Semiconductor Equipment — 7.8%
9,689	Microchip Technology, Inc.	883,637
4,600	NXP Semiconductors N.V.	1,292,738
7,329	ON Semiconductor Corp. (a)	692,884
19,532	QUALCOMM, Inc.	3,609,318
		6,478,577
	Software — 13.4%
4,225	AppLovin Corp., Class A (a)	2,176,847
3,872	Autodesk, Inc. (a)	752,794
4,968	Cadence Design Systems, Inc. (a)	1,864,590
4,471	CrowdStrike Holdings, Inc., Class A (a)	3,411,999
18,962	ServiceNow, Inc. (a)	1,882,547
5,705	Strategy, Inc. (a)	495,936
3,847	Workday, Inc., Class A (a)	470,950
		11,055,663
	Specialized REITs — 1.4%
2,358	American Tower Corp.	385,698
2,190	Crown Castle, Inc.	165,849
1,060	Extra Space Storage, Inc.	154,018
1,395	Iron Mountain, Inc.	176,202
795	Public Storage	253,057
		1,134,824
	Technology Hardware, Storage & Peripherals — 6.0%
24,329	Hewlett Packard Enterprise Co.	1,097,481
3,979	Seagate Technology Holdings PLC	3,839,735
		4,937,216
	Textiles, Apparel & Luxury Goods — 0.9%
4,945	Tapestry, Inc.	723,849
	Tobacco — 1.3%
14,361	Altria Group, Inc.	1,033,274

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 0.5%
278	W.W. Grainger, Inc.	$378,191

	Total Investments — 99.9%	82,473,888
	(Cost $75,818,015)
	Net Other Assets and Liabilities — 0.1%	75,628
	Net Assets — 100.0%	$82,549,516

(a)	Non-income producing security.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $441,083 or 0.5% of net assets.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Industrial Conglomerates	$974,738	$533,655	$441,083	$—
Other Industry Categories*	81,499,150	81,499,150	—	—
Total Investments	$82,473,888	$82,032,805	$441,083	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
June 30, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimers
First Trust Bloomberg Shareholder Yield ETF
First Trust Bloomberg R&D Leaders ETF
First Trust New Constructs Core Earnings Leaders ETF
Bloomberg®, Bloomberg Shareholder Yield Index, Bloomberg R&D Leaders Select Index and Bloomberg New Constructs Core Earnings Leaders Index referenced herein (the “Indices,” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Indxx Medical Devices ETF
Indxx and Indxx Medical Devices Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.